Financial risk management - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial risk management
Borrowings with fixed interest rates	98.00%	91.00%
Undrawn cash credit lines available at banks	$ 1,730	$ 6,000